Leases - Schedule of Maturities of Operating and Finance Lease Liabilities (Detail) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Lessee Disclosure [Abstract]
2023	$ 57
2024	40
2025	27
2026	19
2027	12
Thereafter	86
Total future undiscounted cash outflows	241
Effect of discounting	(48)
Total operating lease liabilities	193
2023	8
2024	5
2025	5
2026	5
2027	28
Thereafter	23
Total future undiscounted cash outflows	74
Effect of discounting	(17)
Total finance lease liabilities	57
2023	65
2024	45
2025	32
2026	24
2027	40
Thereafter	109
Total future undiscounted cash outflows	315
Effect of discounting	(65)
Total operating and finance lease liabilities	$ 250	$ 203